Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivatives financial instruments
Schedule of derivatives effects on statement of financial position

	Assets
	December 31, 2018		December 31, 2017
	Current	Non-current	Current	Non-current
Derivatives not designated as hedge accounting
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	9	—	38	—
IPCA swap	7	84	9	82
Eurobonds swap	—	4	—	27
Pré-dolar swap	19	1	22	32
	35	89	69	141
Commodities price risk
Nickel	2	—	22	3
Bunker oil	1	—	15	—
	3	—	37	3

Others (note 34)	1	303	—	309
	1	303	—	309
Total	39	392	106	453

	Liabilities
	December 31, 2018		December 31, 2017
	Current	Non-current	Current	Non-current
Derivatives not designated as hedge accounting
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	383	98	95	410
IPCA swap	35	47		41
Eurobonds swap	5		4	—
Pré-dolar swap	10	18	5	24
	433	163	104	475
Commodities price risk
Nickel	8	2	—	—
Bunker oil	29	—	—	—
	37	2	—	—

Others (note 34)	—	179	—	211
	—	179	—	211
Total	470	344	104	686

Schedule of effects of derivatives on the income statement, cash flow and other comprehensive income

	Gain (loss) recognized in the income statement
	Year ended December 31
	2018	2017	2016
Derivatives not designated as hedge accounting
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	(206)	152	869
IPCA swap	(23)	43	78
Eurobonds swap	(27)	36	(19)
Euro forward	—	46	(46)
Pré-dolar swap	(23)	36	77
	(279)	313	959
Commodities price risk
Nickel	(25)	30	(42)
Bunker oil	6	(80)	268
	(19)	(50)	226

Others	32	191	74

Derivatives designated as cash flow hedge accounting
Foreign exchange	—	—	(3)
	—	—	(3)
Total	(266)	454	1,256

	Financial settlement inflows (outflows)
	Year ended December 31
	2018	2017	2016
Derivatives not designated as hedge accounting
Foreign exchange and interest rate risk
CDI & TJLP vs. US$fixed and floating rate swap	(135)	(181)	(513)
IPCA swap	7	(20)	(25)
Eurobonds swap	(3)	(39)	(142)
Pré-dolar swap	10	(1)	(90)
	(121)	(241)	(770)
Commodities price risk
Nickel	8	4	(30)
Bunker oil	49	(3)	(799)
	57	1	(829)

Others	(3)	—	—

Derivatives designated as cash flow hedge accounting
Foreign exchange	—	—	(3)
	—	—	(3)
Total	(67)	(240)	(1,602)

	Gain (loss) recognized in other comprehensive income
	Year ended December 31
	2018	2017	2016
Derivatives designated as cash flow hedge accounting
Foreign exchange	—	—	2
Total	—	—	2

Schedule of maturity dates of the derivative financial instruments

Last maturity dates
Currencies and interest rates	December 2027
Bunker oil	June 2019
Nickel	December 2020
Others	December 2027